ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%

Aerospace/Defense – 3.6%
Embraer SA (Brazil)*(a)	168,978	$2,872,626

Apparel – 4.0%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	22,050	3,159,324

Auto Manufacturers – 4.9%
Tata Motors Ltd. (India)*(a)(b)	95,440	2,138,810
Volkswagen AG (Germany)(a)	56,158	1,747,637
Total Auto Manufacturers		3,886,447

Banks – 12.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)*(a)(b)	327,732	2,159,754
Barclays PLC (United Kingdom)(a)	146,980	1,516,834
HDFC Bank Ltd. (India)(a)	25,608	1,871,689
ICICI Bank Ltd. (India)(a)	120,684	2,277,307
ING Groep NV (Netherlands)(a)(b)	142,750	2,068,447
Total Banks		9,894,031

Beverages – 2.6%
Diageo PLC (United Kingdom)(a)	10,616	2,048,888

Biotechnology – 11.2%
Bicycle Therapeutics PLC (United Kingdom)*(a)(b)	47,720	1,984,675
BioNTech SE (Germany)*(a)	10,018	2,734,814
Genmab A/S (Denmark)*(a)	47,126	2,059,406
I-Mab (China)*(a)	29,915	2,168,538
Total Biotechnology		8,947,433

Building Materials – 5.3%
Cemex SAB de CV (Mexico)*(a)	320,282	2,296,422
CRH PLC (Ireland)(a)(b)	40,664	1,900,635
Total Building Materials		4,197,057

Chemicals – 2.9%
Sasol Ltd. (South Africa)*(a)(b)	123,140	2,319,958

Commercial Services – 2.0%
RELX PLC (United Kingdom)(a)	56,084	1,618,584

Computers – 2.7%
Logitech International SA (Switzerland)(b)	24,278	2,140,106

Electric – 2.2%
Centrais Eletricas Brasileiras SA (Brazil)(a)(b)	249,780	1,773,438

Electrical Components & Equipment – 2.5%
ABB Ltd. (Switzerland)(a)	60,892	2,031,357

Food – 1.4%
Cia Brasileira de Distribuicao (Brazil)(a)(b)	233,520	1,099,879

Iron / Steel – 10.1%
ArcelorMittal SA (Luxembourg)(b)	69,316	2,090,571
Cia Siderurgica Nacional SA (Brazil)(a)	270,321	1,421,888
POSCO (South Korea)(a)(b)	30,995	2,137,725
Ternium SA (Mexico)(a)	57,933	2,450,566
Total Iron / Steel		8,100,750

Media – 2.0%
Grupo Televisa SAB (Mexico)(a)	149,349	1,639,852

Metal Fabricate/Hardware – 2.3%
Tenaris SA(a)	85,254	1,799,712

Mining – 2.1%
Rio Tinto PLC (Australia)(a)(b)	24,581	1,642,503

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Pharmaceuticals – 2.5%
Novo Nordisk A/S (Denmark)(a)	21,232	$2,038,484

Semiconductors – 11.4%
ASML Holding NV (Netherlands)	6,629	4,939,334
Himax Technologies, Inc. (Taiwan)(a)(b)	190,288	2,030,373
NXP Semiconductors NV (China)	10,915	2,137,921
Total Semiconductors		9,107,628

Telecommunications – 6.8%
America Movil SAB de CV, Class L (Mexico)(a)	90,054	1,591,254
KT Corp. (South Korea)(a)	148,322	2,020,146
SK Telecom Co., Ltd. (South Korea)(a)	59,590	1,793,659
Total Telecommunications		5,405,059

Transportation – 5.0%
Danaos Corp. (Greece)	48,784	3,995,410

Total Common Stocks
(Cost $67,916,196)		79,718,526

MONEY MARKET FUNDS – 8.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(c)(d)	975,000	975,000
Federated Hermes Government Obligations Fund, Institutional Class, 0.03%(c)(d)	944,000	944,000
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.01%(c)(d)	1,018,000	1,018,000
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.03%(c)(d)	998,000	998,000
Invesco Government & Agency Portfolio - Private Investment Class, 0.03%(c)	101,859	101,859
Invesco STIT - Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	930,000	930,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%(c)(d)	1,018,000	1,018,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.03%(c)(d)	965,000	965,000

Total Money Market Funds
(Cost $6,949,859)		6,949,859

REPURCHASE AGREEMENTS – 11.2%(d)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $3,686,547, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $3,760,273)	$3,686,542	3,686,542
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $1,617,975, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $1,650,333)	1,617,973	1,617,973

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $3,686,547, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $3,760,273)	$3,686,542	$3,686,542
Total Repurchase Agreements
(Cost $8,991,057)		8,991,057

Total Investments – 119.8%
(Cost $83,857,112)		95,659,442
Liabilities in Excess of Other Assets – (19.8%)		(15,870,918)
Net Assets – 100.0%		$79,788,524

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $18,216,732; the aggregate market value of the collateral held by the fund is $18,524,067. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,685,010.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$79,718,526	$–	$–	$79,718,526
Money Market Funds	6,949,859	–	–	6,949,859
Repurchase Agreements	–	8,991,057	–	8,991,057
Total	$86,668,385	$8,991,057	$–	$95,659,442

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.6%
Apparel	4.0
Auto Manufacturers	4.9
Banks	12.4
Beverages	2.6
Biotechnology	11.2
Building Materials	5.3
Chemicals	2.9
Commercial Services	2.0
Computers	2.7
Electric	2.2
Electrical Components & Equipment	2.5
Food	1.4
Iron / Steel	10.1
Media	2.0
Metal Fabricate/Hardware	2.3
Mining	2.1
Pharmaceuticals	2.5
Semiconductors	11.4
Telecommunications	6.8
Transportation	5.0
Money Market Funds	8.7
Repurchase Agreements	11.2
Total Investments	119.8
Liabilities in Excess of Other Assets	(19.8)
Net Assets	100.0%